Leases (Tables)	9 Months Ended
Sep. 30, 2021
Leases [Abstract]
Schedule of Components of Lease Expense, Other Operating Lease Information, and Supplemental Cash Flow Information
The components of lease costs were as follows (in thousands):

	Year Ended December 31,		Nine Months Ended September 30,
	2019	2020	2020	2021
			(unaudited)
Operating lease cost	$2,133	$2,932	$1,310	$2,712
Short-term lease cost	562	656	328	402
Variable lease cost	484	501	240	586
Total lease cost	$3,179	$4,089	$1,878	$3,700
Other information related to operating and finance leases is as follows:

	Year Ended December 31,		Nine Months Ended September 30,
	2019	2020	2020	2021
			(unaudited)
Weighted-average remaining lease term (in years)	3.5	5.2	4.8	4.5
Weighted-average discount rate	7.8%	5.6%	6.6%	3.8%
Supplemental cash flow information related to leases is as follows (in thousands):

	Year Ended December 31,		Nine Months Ended September 30,
	2019	2020	2020	2021
			(unaudited)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$2,152	$2,920	$2,079	$2,636

ROU assets obtained in exchange for lease obligations:
Operating leases	$2,287	$3,503	$3,224	$3,142

Schedule of Future Lease Payments Under Non-Cancellable Leases
Future lease payments under non-cancellable leases recorded as of September 30, 2021, were as follows (in thousands):

Operating Leases
(unaudited)
2021	$834
2022	3,732
2023	3,208
2024	2,576
2025	2,003
Thereafter	1,703
Total lease payments	14,056
Less: imputed interest	(1,046)
Total future lease payments under non-cancellable leases	$13,010